Stockholders' Deficit (Details) - $ / shares	1 Months Ended		6 Months Ended	11 Months Ended
	Oct. 31, 2021	Jun. 30, 2021	Jun. 30, 2022	Dec. 31, 2021
Stockholders' Deficit (Details) [Line Items]
Preferred stock, shares authorized			1,000,000	1,000,000
Preferred stock par value (in Dollars per share)			$ 0.0001	$ 0.0001
Common stock, shares authorized			50,000,000	50,000,000
Common stock par value (in Dollars per share)			$ 0.0001	$ 0.0001
Common stock, voting rights			Holders of Common stock are entitled to one vote for each share.	Holders of Common stock are entitled to one vote for each share.
Aggregate shares		1,437,500
Founder shares were forfeited	200,000
Common stock, shares outstanding			2,850,000	2,850,000
Preferred stock issued or outstanding, description			As of June 30, 2022 and December 31, 2021, there were no shares of preferred stock issued or outstanding.
Aggregate founder shares		2,850,000
Common stock, shares issued			2,850,000	2,850,000
Percentage of founder shares			20.00%
Over-Allotment Option [Member]
Stockholders' Deficit (Details) [Line Items]
Common stock are subject to forfeiture			200,000